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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended      JUNE 30, 2004

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total: $         197613.049
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          173.150           5000       SH         SOLE        00        5000
ALBERTO CULVER   COM     013068101         9204.952         183585       SH         SOLE        00      183585
ALEXANDRIA REAL  COM     015271109          161.823           2850       SH         SOLE        00        2850
AMERICAN INTL G  COM     026874107         8678.696         121755       SH         SOLE        00      121755
ARCHSTONE SMITH  COM     039583109          161.315           5500       SH         SOLE        00        5500
AUTOMATIC DATA   COM     053015103         7734.566         184684       SH         SOLE        00      184684
BP PLC           SPONSO  055622104           93.212           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         8583.386         223235       SH         SOLE        00      223235
BOSTON PROPERTI  COM     101121101          162.760           3250       SH         SOLE        00        3250
BRISTOL MYERS S  COM     110122108          171.500           7000       SH         SOLE        00        7000
CABLEVISION SYS  CL A N  12686C109         7705.394         392132       SH         SOLE        00      392132
CISCO SYS INC    COM     17275R102         8850.741         373449       SH         SOLE        00      373449
CITIGROUP INC    COM     172967101         8410.734         180876       SH         SOLE        00      180876
COLGATE PALMOLI  COM     194162103         8446.610         144510       SH         SOLE        00      144510
CONSOLIDATED ED  COM     209115104           39.760           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          181.225           5500       SH         SOLE        00        5500
DELL INC         COM     24702R101         8461.938         236235       SH         SOLE        00      236235
DEVELOPERS DIVE  COM     251591103          194.535           5500       SH         SOLE        00        5500
DUKE REALTY COR  COM NE  264411505          174.955           5500       SH         SOLE        00        5500
E M C CORP MASS  COM     268648102         8833.518         774870       SH         SOLE        00      774870
EBAY INC         COM     278642103         9284.192         100970       SH         SOLE        00      100970
EQUITY OFFICE P  COM     294741103          184.960           6800       SH         SOLE        00        6800
EQUITY ONE       COM     294752100          104.864           5800       SH         SOLE        00        5800
EQUITY RESIDENT  SH BEN  29476L107          142.704           4800       SH         SOLE        00        4800
ESSEX PPTY TR I  COM     297178105          205.050           3000       SH         SOLE        00        3000
EXXON MOBIL COR  COM     30231G102          213.168           4800       SH         SOLE        00        4800
FIRST DATA CORP  COM     319963104         8433.646         189435       SH         SOLE        00      189435
GENERAL ELEC CO  COM     369604103         8610.073         265743       SH         SOLE        00      265743
GUIDANT CORP     COM     401698105           22.352            400       SH         SOLE        00         400
ISTAR FINL INC   COM     45031U101          200.000           5000       SH         SOLE        00        5000
INTEL CORP       COM     458140100         8355.790         302746       SH         SOLE        00      302746
INTERNATIONAL B  COM     459200101         8173.268          92720       SH         SOLE        00       92720
INTERNET HOLDRS  DEPOSI  46059W102            6.438            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104         8402.067         150845       SH         SOLE        00      150845
KIMCO REALTY CO  COM     49446R109          182.000           4000       SH         SOLE        00        4000
LEE ENTERPRISES  COM     523768109          517.308          10775       SH         SOLE        00       10775
MBNA CORP        COM     55262L100         8671.243         336225       SH         SOLE        00      336225
MEDTRONIC INC    COM     585055106         8158.895         167465       SH         SOLE        00      167465
MERCK & CO INC   COM     589331107           32.063            675       SH         SOLE        00         675
MERRILL LYNCH &  COM     590188108         7990.929         148035       SH         SOLE        00      148035
MICROSOFT CORP   COM     594918104         9216.683         322713       SH         SOLE        00      322713
OPENWAVE SYS IN  COM NE  683718308            0.419             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           17.511            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         7836.614         228606       SH         SOLE        00      228606
PROLOGIS         SH BEN  743410102          181.060           5500       SH         SOLE        00        5500
ST PAUL TRAVELE  COM     792860108            1.824             45       SH         SOLE        00          45
SCANA CORP NEW   COM     80589M102           36.370           1000       SH         SOLE        00        1000
SIMON PPTY GROU  COM     828806109          172.257           3350       SH         SOLE        00        3350
TELE CENTRO OES  SPON A  87923P105            4.585            500       SH         SOLE        00         500
TELE NORTE LEST  SPON A  879246106            2.228            175       SH         SOLE        00         175
TELECOMUNICACOE  SPONSO  879287308           43.725           1500       SH         SOLE        00        1500
TELEFONICA S A   SPONSO  879382208           43.425            973       SH         SOLE        00         973
TELESP CELULAR   SPON A  87952L108            7.352            933       SH         SOLE        00         933
VIACOM INC       CL B    925524308         7722.914         216207       SH         SOLE        00      216207
VORNADO RLTY TR  SH BEN  929042109          185.608           3250       SH         SOLE        00        3250
WAL MART STORES  COM     931142103         7754.137         146970       SH         SOLE        00      146970
ZIMMER HLDGS IN  COM     98956P102           70.560            800       SH         SOLE        00         800